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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       6/30/02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street
                 -------------------------------
                 Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Kimberly Voss               Boston, MA          8/5/02
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None
                                        --------------------

Form 13F Information Table Entry Total:        66
                                        --------------------

Form 13F Information Table Value Total:      209,056
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ABERCROMBIE & FITCH CO        COMMON       002896207   4,860   201,500   SH              SOLE                201,500
ACTIVISION INC                COMMON       004930202   2,188    75,300   SH              SOLE                 75,300
AETNA INC                     COMMON       00817Y108   4,447    92,700   SH              SOLE                 92,700
AMBAC FINANCIAL INC           COMMON       023139108   4,852    72,200   SH              SOLE                 72,200
AMBAC FINANCIAL INC           OPTION       023139108      49       722   SH   PUT        SOLE                    722
AMERICAN STD COS INC          COMMON       029712106   3,004    40,000   SH              SOLE                 40,000
APACHE CORP                   COMMON       037411105   6,673   116,100   SH              SOLE                116,100
APACHE CORP                   OPTION       037411105      67     1,161   SH   PUT        SOLE                  1,161
AVON PRODUCTS                 COMMON       054303102   5,746   110,000   SH              SOLE                110,000
AVON PRODUCTS                 OPTION       054303102      42       800   SH   PUT        SOLE                    800
BARCLAYS PLC                  COMMON       06738E204   3,371   100,000   SH              SOLE                100,000
BJ'S WHOLESALE CLUB           COMMON       05548J106   4,362   113,300   SH              SOLE                113,300
CARNIVAL CORP                 COMMON       143658102   2,077    75,000   SH              SOLE                 75,000
CENDANT CP                    COMMON       151313103   7,524   473,800   SH              SOLE                473,800
COUNTRYWIDE CREDIT IND        COMMON       222372104   4,825   100,000   SH              SOLE                100,000
COUNTRYWIDE CREDIT IND        OPTION       222372104      48     1,000   SH   PUT        SOLE                  1,000
CR BARD INC                   COMMON       067383109   7,050   124,600   SH              SOLE                124,600
DIVERSINET CORP               COMMON       25536K204     169   583,334   SH              SOLE                583,334
DIVERSINET CORP               WARRANT      25536K204     127   437,502   SH              SOLE                437,502
DUKE ENERGY CORP              OPTION       264399106      78     2,500   SH   PUT        SOLE                  2,500
EBAY INC                      COMMON       278642103   2,157    35,000   SH              SOLE                 35,000
EI DU PONT DE NEMOURS         COMMON       263534109   5,150   116,000   SH              SOLE                116,000
ENSCO INTERNATIONAL INC       COMMON       26874Q100   1,772    65,000   SH              SOLE                 65,000
GANNETT CO INC                COMMON       364730101   5,693    75,000   SH              SOLE                 75,000
GENERAL DYNAMICS              COMMON       369550108   3,191    30,000   SH              SOLE                 30,000
GENERAL MOTORS CORP           OPTION       370442105      27       500   SH   CALL       SOLE                    500
GILLETTE CO                   COMMON       375766102   5,081   150,000   SH              SOLE                150,000
HOLLYWOOD ENTERTAINMENT       COMMON       436141105   5,232   253,000   SH              SOLE                253,000
INTUIT INC                    COMMON       461202103   3,978    80,000   SH              SOLE                 80,000
INTUIT INC                    OPTION       461202103      39       785   SH   PUT        SOLE                    785
JOHNSON CONTROLS INC          COMMON       478366107   4,897    60,000   SH              SOLE                 60,000
JP MORGAN CHASE & CO          COMMON       46625H100   3,392   100,000   SH              SOLE                100,000
JP MORGAN CHASE & CO          OPTION       46625H100      34     1,000   SH   PUT        SOLE                  1,000
LEAR CORP                     COMMON       521865105   3,700    80,000   SH              SOLE                 80,000
LOCKHEED MARTIN CORP          COMMON       539830109   8,708   125,300   SH              SOLE                125,300
MANHATTAN ASSOCIATES          OPTION       562750109       8       250   SH   PUT        SOLE                    250
MEADWESTVACO CORP             COMMON       583334107   6,903   205,700   SH              SOLE                205,700
MGIC INVESTMENT CORP          COMMON       552848103   6,400    94,400   SH              SOLE                 94,400
MICHAELS STORES INC           COMMON       594087108   1,560    40,000   SH              SOLE                 40,000
MICROCHIP TECHNOLOGY INC      COMMON       595017104   5,486   200,000   SH              SOLE                200,000
MICROCHIP TECHNOLOGY INC      OPTION       595017104      55     2,000   SH   PUT        SOLE                  2,000
MTR GAMING GROUP INC          COMMON       553769100     167    10,000   SH              SOLE                 10,000
MYLAN LABORATIES INC          COMMON       628530107   3,762   120,000   SH              SOLE                120,000
NATIONAL OILWELL INC          COMMON       637071101   3,158   150,000   SH              SOLE                150,000
OCEAN ENERGY INC              COMMON       67481E106   2,167   100,000   SH              SOLE                100,000
OCEAN ENERGY INC              OPTION       67481E106      22     1,000   SH   PUT        SOLE                  1,000
PAPA JOHN'S INTL INC          COMMON       698813102   1,636    49,000   SH              SOLE                 49,000
PHILIP MORRIS COMPANIES       OPTION       718154107      31       720   SH   CALL       SOLE                    720
PROCTER & GAMBLE COMPANY      COMMON       742718109   8,912    99,800   SH              SOLE                 99,800
PROCTER & GAMBLE COMPANY      OPTION       742718109      47       527   SH   PUT        SOLE                    527
ROCKWELL COLLINS INC          COMMON       774341101   2,057    75,000   SH              SOLE                 75,000
ROHM AND HAAS CO              COMMON       775371107   3,644    90,000   SH              SOLE                 90,000
ROWAN COMPANIES INC           COMMON       779382100   3,638   169,600   SH              SOLE                169,600
ROWAN COMPANIES INC           OPTION       779382100      36     1,696   SH   PUT        SOLE                  1,696
SHAW GROUP                    COMMON       820280105     461    15,000   SH              SOLE                 15,000
SIEBEL SYSTEMS                OPTION       826170102       7       500   SH   PUT        SOLE                    500
SILICON VALLEY BANCSHARES     COMMON       827064106   2,636   100,000   SH              SOLE                100,000
STARBUCKS CORP                COMMON       855244109   3,728   150,000   SH              SOLE                150,000
TENET HEALTHCARE CORP         COMMON       88033G100   6,854   143,700   SH              SOLE                143,700
TETRA TECH INC                COMMON       88162G103   2,208   150,200   SH              SOLE                150,200
THE ALLSTATE CORP             COMMON       020002101   5,192   140,400   SH              SOLE                140,400
UNION PACIFIC CORP            COMMON       907818108   5,379    85,000   SH              SOLE                 85,000
UNITED TECHNOLOGIES CORP      COMMON       913017109   7,639   112,500   SH              SOLE                112,500
WELLS FARGO CORP              COMMON       949746101  10,603   211,800   SH              SOLE                211,800
WELLS FARGO CORP              OPTION       949746101      50     1,004   SH   PUT        SOLE                  1,004
ZORAN CORPORATION             OPTION       98975F101       3       150   SH   PUT        SOLE                    150
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